Deposits	9 Months Ended
Jul. 31, 2026
Text Block [Abstract]
Deposits
Note 6	Deposits

	As at
	July 31, 2026				October 31, 2025
(Millions of Canadian dollars)	Demand (1)	Notice (2)	Term (3)	Total	Demand (1)	Notice (2)	Term (3)	Total
Personal	$237,591	$59,305	$241,722	$538,618	$228,282	$56,988	$244,470	$529,740
Business and government	448,856	22,615	555,448	1,026,919	431,239	20,274	494,801	946,314
Bank	13,231	–	65,805	79,036	13,488	–	26,074	39,562
	$699,678	$81,920	$862,975	$1,644,573	$673,009	$77,262	$765,345	$1,515,616
Non-interest-bearing (4)
Canada	$169,137	$10,162	$382	$179,681	$158,771	$9,469	$292	$168,532
United States	37,962	–	–	37,962	38,009	–	–	38,009
Europe (5)	4	–	–	4	5	–	–	5
Other International	8,673	–	–	8,673	8,133	–	–	8,133
Interest-bearing (4)
Canada	411,977	18,382	580,173	1,010,532	392,120	16,417	591,636	1,000,173
United States	59,153	52,563	122,228	233,944	63,745	50,497	73,147	187,389
Europe (5)	6,587	667	120,921	128,175	6,354	742	76,972	84,068
Other International	6,185	146	39,271	45,602	5,872	137	23,298	29,307
	$699,678	$81,920	$862,975	$1,644,573	$673,009	$77,262	$765,345	$1,515,616

(1)	Demand deposits are deposits for which we do not have the right to require notice of withdrawal, which include both savings and chequing accounts.
(2)	Notice deposits are deposits for which we can legally require notice of withdrawal. These deposits are primarily savings accounts.
(3)	Term deposits are deposits payable on a fixed date, and include term deposits, guaranteed investment certificates and similar instruments.
(4)
The geographical splits of the deposits are based on the point of origin of the deposits and where the revenue is recognized. As at July 31, 2026, deposits denominated in U.S. dollars, British pounds, Euro and other foreign currencies were $630 billion, $56 billion, $96 billion and $47 billion, respectively (October 31, 2025
– $570 billion, $42 billion, $76 billion and $36 billion, respectively).

(5)	Europe includes the United Kingdom and the Channel Islands.
Contractual maturities of term deposits
(1)

	As at
(Millions of Canadian dollars)	July 31 2026	October 31 2025
Within 1 year:
less than 3 months	$253,197	$203,075
3 to 6 months	133,189	118,734
6 to 12 months	201,766	172,583
1 to 2 years	81,904	87,550
2 to 3 years	54,570	58,170
3 to 4 years	28,378	33,158
4 to 5 years	34,470	24,047
Over 5 years	75,501	68,028
	$862,975	$765,345

(1)	The aggregate amount of term deposits in denominations of one hundred thousand dollars or more is $810 billion (October 31, 2025 – $704 billion).